DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
1.	DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business Description — Boxed, Inc. (the “Company”) is an e-commerce retailer and e-commerce enabler. The Company operates an e-commerce retail (“Retail”) service that provides bulk pantry consumables to businesses and household customers within the continental United States. The Company generates net revenue through direct retail sales of third-party and private-labeled goods, which includes all sales generated primarily through the Company’s website, mobile-optimized website, mobile applications, and software and services (“Software & Services”) offerings of its enterprise-level e-commerce platform (collectively, “Platforms”).

Business Combination — On December 8, 2021 (the “Closing”), the Company (formerly known as Seven Oaks Acquisition Corp. or Seven Oaks) completed the acquisition of Giddy Inc. (“Old Boxed”) pursuant to the definitive agreement dated June 13, 2021 (the “Business Combination Agreement”), by and among, Seven Oaks, two of its wholly-owned subsidiaries, Blossom Merger Sub, Inc. and Blossom Merger Sub II, LLC, and Old Boxed. Upon the Closing, Old Boxed merged with Blossom Merger Sub, Inc., with Old Boxed surviving the merger as a wholly-owned subsidiary of the Company. Immediately following this initial merger, Old Boxed merged with and into Blossom Merger Sub II, LLC, with Blossom Merger Sub II, LLC surviving the merger and changing its name to “Boxed LLC.” Also upon Closing, the Company changed its name from “Seven Oaks Acquisition Corp.” to “Boxed, Inc.” and is referred to herein as “New Boxed,” the “Company,” or the “Post Business Combination Company.” Unless the context otherwise requires, references to “Seven Oaks” herein refer to the Company prior to Closing.

Under the Business Combination Agreement, the Company agreed to acquire all outstanding equity interest of Old Boxed for $550,000 in aggregate consideration, which Old Boxed’s stockholders would receive in the form of shares of common stock of the Company (the consummation of the business combination and the other transactions contemplated by the Business Combination Agreement, collectively, the “Business Combination”).

The Business Combination was accounted for as a reverse recapitalization with Old Boxed as the accounting acquirer and as the acquired company for accounting purposes. Accordingly, all historical financial information presented in the unaudited condensed consolidated financial statements represents the accounts of Old Boxed and its wholly-owned subsidiaries as Old Boxed is the predecessor to the Company.

The Post Combination Company common stock and warrants commenced trading on the New York Stock Exchange under the symbols “BOXD” and “BOXD WS,” respectively, on December 9, 2021. See Note 2, “Business Combination,” for additional details.

MaxDelivery Acquisition — On December 9, 2021, the Company completed an acquisition of substantially all of the assets and operations of MaxDelivery, LLC (“MaxDelivery”), an on-demand grocery delivery business in New York City. Consideration for the acquisition consisted of $4,000 in cash consideration, $3,000 in equity consideration, and a future potential earnout, or contingent consideration, discussed below. The acquisition was accounted for as a business combination under the acquisition method in accordance with guidance found in ASC 805, Business Combinations, and the related fair value considerations and purchase price allocation are detailed within the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021. Operating results for this acquisition have been included in the Company’s Condensed Consolidated Statements of Operations since the date of acquisition and are reflected within the Retail segment. For discussion on the accounting treatment of acquired intangible assets and goodwill, refer to the Intangible Assets and Goodwill discussion below.

The Company recorded a contingent consideration liability of $1,711 as of the acquisition date, representing the estimated fair value of the contingent payable to former shareholders. The fair value of the contingent consideration is remeasured at each reporting period, as discussed in Note 14, and is included within earnout liability in the Company’s Condensed Consolidated Balance Sheets.

Principles of Consolidation — The accompanying Condensed Consolidated Financial Statements of Boxed, Inc. include its wholly owned subsidiaries, Boxed, LLC, BOXED MAX LLC, Jubilant LLC, and Ashbrook Commerce Solutions LLC. Any intercompany accounts and transactions have been eliminated in consolidation.

Basis of Presentation — The accompanying Condensed Consolidated Financial Statements of Boxed, Inc. are unaudited and, in the opinion of management, reflect all normal recurring adjustments considered necessary for a fair statement of the Company’s Condensed Consolidated Financial Statements in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the SEC. They do not include all information and notes required by U.S. GAAP for annual financial statements.

The unaudited results of operations for the three months ended March 31, 2022 are not necessarily indicative of future results or results to be expected for the full fiscal year ended December 31, 2022.

These unaudited Condensed Consolidated Financial Statements, including the Company’s significant accounting policies, should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2021 and related notes thereto included in the Annual Report on Form 10-K.

Considerations Related to COVID-19 — The ongoing spread of COVID-19 throughout the United States and internationally, as well as measures implemented by government authorities to minimize transmission of the virus have had, and continue to have, negative and positive implications for the Company’s business. Though many areas have begun relaxing such restrictions, varying levels of restrictions remain and may be increased, particularly in light of the proliferation of the Delta and Omicron variants.

In the preparation of these condensed consolidated financial statements and related disclosures we have assessed the impact that COVID-19 has had on the Company’s estimates, assumptions, forecasts, and accounting policies and made additional disclosures, as necessary. As COVID-19 and its impacts are unprecedented and ever evolving, future events and effects related to the pandemic cannot be determined with precision and actual results could significantly differ from estimates or forecasts.

Going Concern, Liquidity and Management’s Plan — As of March 31, 2022, the Company had total cash and cash equivalents of $69,935, restricted cash of $2,768, and an accumulated deficit. In addition, the Company’s net loss and net cash used in operating activities amounted to $(36,211) and $(36,352), respectively, for the three months ended March 31, 2022. As an emerging growth company, the Company is dependent on outside capital to execute its strategy of investing in growth at the expense of short-term profits. As a result, the Company has incurred significant losses and net cash outflows from operating activities since its inception and expects to incur such losses and remain dependent on outside capital for the foreseeable future until such time that the Company can realize its growth strategy by generating profits and reducing its reliance on outside capital. Given the inherent uncertainties associated with executing the Company’s growth strategy, management can provide no assurance that the Company will be able to obtain sufficient outside capital or generate sufficient cash from operations to fund the Company’s obligations as they become due over the next twelve months from the date these Condensed Consolidated Financial Statements were issued.

In addition, as disclosed in Note 7, the Company entered into a term loan agreement (the “New Term Loan”) in August 2021 for principal of $45,000. The New Term Loan contains a certain number of financial covenants, which requires the Company to (i) maintain minimum unrestricted cash balance of $15,000, (ii) maintain minimum net Retail revenue based upon agreed quarterly targets; and (iii) maintain a Retail gross margin percentage of at least 8%. In order to achieve these targets, the Company expects to invest in growth initiatives including substantially increasing and maintaining higher levels of its marketing spend compared to historical periods. The Company expects these investments, among others, to result in an increase in cash used in operating activities over the next twelve months.

As of March 31, 2022, the Company was in compliance with the financial covenants required by its New Term Loan. However, the inherent uncertainties described above may impact the Company’s ability to remain in compliance with these covenants over the next twelve months. If the Company breaches its financial covenants and fails to secure a waiver or forbearance from the third-party lender, such breach or failure could accelerate the repayment of the outstanding borrowings under the New Term Loan or the exercise of other rights or remedies the third-party lender may have under applicable law. No assurance can be provided a waiver or forbearance will be granted or the outstanding borrowings under the New Term Loan will be successfully refinanced on terms that are acceptable to the Company.

To date, the Company has raised a substantial amount of capital from outside investors and lenders through the issuance of stock and borrowings, including under our term loans and revolving credit facilities, as well as through the consummation of the Business Combination, and expects this reliance to continue for the foreseeable future. However, as of March 31, 2022, the Company had no additional capital available for borrowing and no firm commitment from current or prospective investors to provide the Company additional capital to fund operations in the foreseeable future. While management believes the Company will be able to obtain additional capital, no assurance can be provided that such capital will be obtained or on terms that are acceptable to the Company. These uncertainties raise substantial doubt about the Company’s ability to continue as a going concern. If management is unsuccessful in securing additional capital and/or executing its strategy of growth whereby the Company realizes profits and generates sufficient cash inflows from operations to fund the Company’s obligations as they become due, management may be required to seek other strategic alternatives such as a further reduction in the Company’s current cost structure, or a recapitalization of the Company’s balance sheet, including related outstanding debt and equity securities.

The accompanying Condensed Consolidated Financial Statements have been prepared on the basis that the Company will continue to operate as a going concern, which contemplates that the Company will be able to realize assets and settle liabilities and commitments in the normal course of business for the foreseeable future. Accordingly, the accompanying Condensed Consolidated Financial Statements do not include any adjustments that may result from the outcome of these uncertainties.

Estimates — The preparation of the Condensed Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Condensed Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include (i) revenue recognition and deferral in accordance with ASC 606 and (ii) the fair values of derivative instruments within the scope of ASC 815. On a regular basis, management reviews its estimates utilizing currently available information, changes in fact and circumstances, historical experience, and reasonable assumptions. After such review, those estimates are adjusted accordingly. Actual results could differ from those estimates.

Segment Information — The Company manages and reports its operating results through two reportable segments defined by its products and services: Retail and Software & Services. See Note 17 for Segment Reporting for the three months ended March 31, 2022 and 2021.

Cash and Cash Equivalents — The Company considers all highly liquid investments purchased with an original maturity (at the date of purchase) of three months or less to be the equivalent of cash for the purpose of balance sheet presentation. Cash equivalents, which consist primarily of money market accounts, are carried at cost, which approximates market value.

Restricted Cash — The Company’s restricted cash is comprised of cash that is restricted as to withdrawal or use under the terms of certain contractual agreements. Restricted cash as of March 31, 2022 and December 31, 2021 was $2,768 for both periods, respectively, and consists of collateral for letters of credit related to the Company’s relationships with certain product vendors, and letters of credit issued in lieu of deposits on certain real estate and facility leases.

Accounts Receivable, Net — Accounts receivable are stated at the amount management expects to collect from outstanding balances. The Company estimates that the allowance for doubtful accounts based on historical losses, existing economic conditions, and other information available at the balance sheet date. Uncollectable accounts are written off against the allowance after all collection efforts have been exhausted.

Accounts receivable includes $2,177 and $2,318 of trade receivables at March 31, 2022 and December 31, 2021, respectively. The Company has recorded an allowance of $157 and $96 as of March 31, 2022 and December 31, 2021, respectively.

Fair Value of Financial Instruments — Assets and liabilities are measured at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The three levels of inputs used to measure fair value are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or inputs other than quoted prices that are observable or can be corroborated by observable market data for substantially the full-term of the asset or liability.

Level 3 — Unobservable inputs that are supported by little or no market activity that are significant to the fair value of the asset of liability.

The hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

Concentrations of Risk — Certain financial instruments potentially subject us to concentrations of credit risk. Financial instruments that subject the Company to credit risk consist of cash and cash equivalents, and accounts receivable. The Company’s cash balances are primarily on deposit at high credit quality financial institutions. The cash balances in all accounts held at financial institutions are insured up to $250 thousand by the Federal Deposit Insurance Corporation (“FDIC”) through March 31, 2022. At times, cash balances may exceed federally insured amounts and potentially subject the Company to a concentration of credit risk. Management believes that no significant concentration of credit risk exists with respect to these cash balances because of its assessment of the creditworthiness and financial viability of the respective financial institutions.

The risk with respect to accounts receivable is managed by the Company through its policy of monitoring the creditworthiness of its customers to which it grants credit terms in the normal course of business. As of March 31, 2022 and December 31, 2021, one third-party seller accounted for approximately 31.6% and 40.9% of the Company’s outstanding receivables, respectively.

Leases — The Company determines whether an arrangement is a lease at inception and classifies the leases as either operating or finance leases. Operating leases are recorded within right-of-use (“ROU”) assets and operating lease liabilities, both current and noncurrent, on the Company’s Condensed Consolidated Balance Sheets. Finance leases are recorded within property and equipment, net and other liabilities, both current and noncurrent, on the Company’s Condensed Consolidated Balance Sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at the commencement date based on the present value of the lease payments over the lease term. ROU assets are also adjusted for prepaid rent, initial indirect costs, and lease incentives. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that it will exercise or not exercise that option, respectively. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company elected to exclude from its balance sheets the recognition of leases having a term of 12 months or less (short-term leases) and elected to not separate lease components and non-lease components for its long-term real-estate leases.

Inventories — Inventories consisting of finished goods are stated at the lower of cost or net realizable value. Inventory costs are determined using the first in, first out method. Inventory costs include price reductions and allowances offered by vendors.

The Company reviews inventories to determine the necessity of write-offs for excess, obsolete, or unsellable inventory. The Company estimates write-offs for inventory obsolescence based on its judgment of future realization. These reviews require the Company to assess customer and market demand. There were no material write-offs for the three months ended March 31, 2022 or 2021.

Property and Equipment, Net — Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are provided for using the straight-line method over the estimated useful lives of the assets, which range from 3-7 years (see table below). Leasehold improvements are amortized over the shorter of their estimated useful lives or the term of the respective leases. Improvements are capitalized while expenditures for maintenance and repairs are expensed as incurred.

Estimated Useful
Lives
Leasehold improvements	7 years
Warehouse equipment	5 years
Computers and small tools	3 years
Furniture and fixtures	7 years
Finance lease assets	7 years
Software development	4 years

Software Development Costs — The Company classifies software development costs as either internal-use software or external-use software. The Company accounts for costs incurred to develop internal-use software in accordance with ASC 350-40, Internal Use Software. Consequently, the Company capitalizes certain external costs and internal labor-related costs associated with the development of its platforms and internal-use software products after the preliminary project stage is complete and until the software is ready for its intended use. Costs incurred in the preliminary stages of development, after the software is ready for its intended use and for maintenance of internal-use software are expensed as incurred. Upgrades and enhancements are capitalized to the extent they will result in added functionality. Capitalized software costs are included in property and equipment, net within the Condensed Consolidated Balance Sheets and are amortized over the remaining useful life of four years.

In accordance with ASC 985-20, Costs of Software to be Sold, Leased or Marketed, the software development costs incurred in the research and development of software products or the software component of products to be sold, leased, or marketed to external users are expensed as incurred until technological feasibility has been established. Technological feasibility is established upon the completion of a working model. Software development costs incurred after the establishment of technological feasibility and until the product is available for general release are capitalized, provided recoverability is reasonably assured. Software development costs are stated at the lower of unamortized cost or net realizable value. Net realizable value for each software product is assessed based on anticipated profitability applicable to revenues of the related product in future periods. Amortization of capitalized software costs begins when the related product is available for general release to customers and is provided for using the straight-line method over the estimated life of the respective product. Technological feasibility is typically reached shortly before the release of such products and as a result, development costs that meet the criteria for capitalization were not material for the periods presented in this report.

Impairment of Long-Lived Assets — The Company periodically evaluates the need to recognize impairment losses relating to long-lived assets in accordance ASC 360, Property, Plant, and Equipment. Long-lived assets are evaluated for recoverability whenever events or circumstances indicate that an asset may have been impaired. In evaluating an asset for recoverability, the Company estimates the future cash flows, on an undiscounted basis, expected to result from the use of the asset and eventual disposition. If the sum of the expected future cash flows is less than the carrying amount of the asset, the Company would write the asset down to fair value and record an impairment charge accordingly. As of March 31, 2022 and December 31, 2021, there were no such events or circumstances that indicate a need for such evaluation.

Deferred Contract Costs — The Company defers contract costs when there is a known current obligation that is not yet paid. In these instances, the Company records deferred contract costs to recognize the asset in its Condensed Consolidated Balance Sheets to offset the Company’s related liability. Deferred contract costs as of December 31, 2021 related to the asset associated with the Company’s contract with Palantir as described in Note 11 as well as insurance premiums related to becoming a public company. There were no longer deferred contract costs as of March 31, 2022 as these obligations were paid in the first quarter of 2022 and the related assets have been reclassified to prepaid expenses, both current and noncurrent, on the Company’s Condensed Consolidated Balance Sheets.

Forward Purchase Receivable and Forward Purchase Option Derivative — On December 8, 2021, upon the closing of the Forward Purchase Agreement, as discussed in Note 2, the Company recorded a Forward Purchase Receivable on its Condensed Consolidated Balance Sheets of $65,062 to account for the Prepayment Amount. The Prepayment Amount will be held in a deposit account until the Valuation Date (the second anniversary of the closing of the Business Combination, subject to certain acceleration provisions). On the Valuation Date, the Company will receive a pro rata portion of the then remaining Prepayment Amount. As of March 31, 2022, there was $58,184 remaining, gross of interest, as ACM sold 734,702 shares after Closing and through March 31, 2022. Also in connection with the Forward Purchase Agreement, the Company recognized a liability for a freestanding derivative, referred to herein as the “forward purchase option derivative,” on its Condensed Consolidated Balance Sheets. Refer to Note 2 for further detail.

Intangible Assets and Goodwill — As part of the acquisition of MaxDelivery, as discussed above, the Company recorded intangible assets and goodwill on its Condensed Consolidated Balance Sheets. The intangible assets acquired relate to MaxDelivery’s customer relationships, trademarks, and internally developed technology which were valued via (i) the multi-period excess-earnings method (ii) relief-from-royalty method and (iii) cost replacement method, respectively, all of which are under the income approach in accordance with ASC 805, Business Combinations. Also in accordance with ASC 805, the Company allocated the purchase price to the assets acquired and liabilities assumed based on their estimated fair values at the acquisition date. Any excess of the purchase price over the fair values of assets acquired, including intangibles and liabilities assumed, was recognized as goodwill. As the Company views MaxDelivery as part of its Retail segment, the goodwill recorded is included within its Retail business unit. The Company’s goodwill will be subject to annual impairment testing. Further discussion on the purchase price allocation is detailed within the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021.

Debt — The Company defers costs directly associated with acquiring third-party financing. Debt issuance costs related to the Company’s long-term debt, including its PIPE Convertible Notes and New Term Loan (as defined in Note 6 and Note 7, respectively), are recorded as a direct deduction from the carrying amount of the debt. Amortization of debt issuance costs was $423 for the three months ended March 31, 2022. There were no corresponding costs for the prior year period. Interest expense for total long-term debt was $3,023 and $112 for the three months ended March 31, 2022 and 2021, respectively.

Equity — Prior to the closing of the Business Combination, the Company’s equity structure consisted of common stock, Series A preferred stock, Series B preferred stock, Series C preferred stock, Series D preferred stock, and Series E preferred stock. The Company analyzed the relevant provisions of ASC 480, Distinguishing Liabilities from Equity, and determined the preferred shares should be recognized as temporary equity.

Immediately prior to Closing, all Series of Old Boxed preferred stock was converted into Old Boxed common stock based on the applicable conversion rate for each security and then upon Closing converted into the right to receive approximately 0.9498 shares of New Boxed common stock. As of December 31, 2021, the Company no longer had temporary equity on its Condensed Consolidated Balance Sheets.

Employee Benefit Plan — The Company sponsors a qualified 401(k) defined contribution plan covering eligible employees. Participants may contribute a portion of their annual compensation limited to a maximum annual amount set by the Internal Revenue Service. There were no employer contributions under this plan for the three months ended March 31, 2022 and 2021.

Stock-Based Compensation — The Company measures and records the expense related to stock-based awards based upon the fair value at the date of grant.

Employee stock-based compensation awards are recorded in accordance with ASC 718, Compensation — Stock Compensation. ASC 718 requires all stock-based payments to employees to be recognized as expenses in the Condensed Consolidated Statements of Operations based on their grant date fair values. The Company has granted stock options, restricted stock units, and restricted stock awards. Restricted stock units and awards are determined based on the fair market value of the common stock on the date of the grant.

The use of the Black-Scholes Merton model requires management to make the following assumptions:

Expected Volatility — The Company estimates volatility for option grants by evaluating the average historical volatility of a peer group of companies for the period immediately preceding the option grant for a term that is approximately equal to the options’ expected term.

Expected Term — Derived from the life of the options granted under the option plan and is based on the simplified method which is essentially the weighted average of the vesting period and contractual term.

Risk-Free Interest Rate — The risk-free interest rate is based on the implied yield currently available on U.S. Treasury zero-coupon issues, with a term that is equal to the options’ expected term at the grant date.

Dividend Yield — The Company has not declared or paid dividends to date and does not anticipate declaring dividends. As such, the dividend yield has been estimated to be zero.

Prior to becoming a public company, the Company estimated the fair value of common stock. The Board of Directors considered numerous objective and subjective factors to determine the fair value of the Company’s common stock at each meeting in which awards are approved. The factors considered included, but was not limited to: (i) the results of contemporaneous independent third-party valuations of the Company’s common stock; (ii) the prices, rights, preferences, and privileges of the Company’s convertible preferred stock relative to those of its common stock; (iii) the lack of marketability of the Company’s common stock; (iv) actual operating and financial results; (v) current business conditions and projections; (vi) the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company, given prevailing market conditions; and (vii) precedent transactions involving the Company’s shares.

Since the Company’s common shares began trading on the New York Stock Exchange, the Company utilizes the closing share trade price of the Company’s shares as the fair value of the Company’s common stock.

Net Loss Per Share — Basic net loss per common share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common stock and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, the SPAC Warrants, PIPE Convertible Notes, restricted stock units, and common stock options outstanding are considered to be potentially dilutive securities for the current period presented, and as a result, diluted net loss per common share is the same as basic net loss per share for the current period. Similarly, for the prior period presented, the convertible preferred stock, common stock warrants, preferred stock warrants, and common stock options outstanding are considered to be potentially dilutive securities, and as a result, diluted net loss per common share is the same as basic net loss per share for the prior period.

Historically, basic and diluted net loss per share attributable to common stockholders was presented in conformity with the two-class method required for participating securities as the convertible preferred stock was considered to be participating securities. The two-class method determines net income (loss) per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income (loss) available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to share in undistributed earnings as if all income (loss) for the period had been distributed. The Company’s participating securities do not have a contractual obligation to share in the Company’s losses. Accordingly, the Company’s net loss was attributed entirely to common stockholders. As all of the Company’s convertible preferred stock converted to common stock immediately prior to the Closing, the Company is no longer required to present its net loss per share in conformity with the two-class method as it no longer has participating securities.

Income Taxes — In accordance with ASC 740, Income Taxes, the Company applies the guidance accounting for uncertainty in income taxes, which prescribes a recognition threshold and a measurement attribute for the balance sheet recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination be taxing authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50% likely of being realized upon the ultimate settlement.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company records a valuation allowance to reduce deferred income tax assets to the amount that is more likely than not to be realized.

Revenue Recognition — In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606), which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The Company adopted ASU No. 2014-09 and its related amendments (collectively, known as ASC 606, Revenue from Contracts with Customers) effective January 1, 2019, using the modified retrospective approach to all contracts not completed at the date of initial application. Adoption of ASC 606 did not have an impact on the timing of revenue recognition in the Company’s Condensed Consolidated Financial Statements. The Company elects to apply the practical expedient to exclude form this disclosure revenue related to performance obligations that are part of a contract whose original expected duration is less than one year. Refer to Note 8 for details about the Company’s revenue streams and respective revenue recognition policies, including remaining performance obligations.

Other Income (Expense), Net — Other income (expense), net, consists primarily of gains (losses) resulting from fair value valuations and adjustments of the Public and Private Warrants and the Company’s derivative instruments, including the Sponsor Earnout Shares, forward purchase option derivative, and contingent consideration related to the MaxDelivery acquisition. Also included in other income (expense), net is interest incurred from the Company’s PIPE Convertible Notes and New Term Loan.

Customer Incentives — The Company offers its customers various sales incentives including sales discounts, loyalty rewards, and free items with purchases. The Company records a reduction of net revenue at the time the discount is taken and at the time loyalty rewards are earned. Historically loyalty rewards have been immaterial to the Company.

Vendor Rebates — The Company has agreements with its suppliers to receive funds for promotions, volume rebates, and marketing. Amounts earned and due from suppliers under these agreements are included in prepaid expenses and other current assets in the condensed consolidated balance sheet. Vendor rebates received by the Company reduce the carrying cost of inventory and are recognized in cost of sales in the condensed consolidated statements of operations when the related inventory is sold.

Cost of Sales — Cost of sales consists of the costs of merchandise, expenses for shipping to and from clients and inbound freight, inventory write-offs and changes in the Company’s inventory reserve, payment processing fees, and packaging materials costs, offset by vendor funded promotions and various vendor allowances. Also included in cost of sales are wages of employees who provide promised services directly to the customer, including wages attributable to implementation and maintenance services for the Company’s Software & Services customers as well as wages attributable to delivery fulfillment services provided to the Company’s MaxDelivery customers.

Delivery Costs — Outbound shipping and handling costs incurred to deliver merchandise to customers amounted to $7,272 and $6,633 for the three months ended March 31, 2022 and 2021, respectively. The delivery costs are included in cost of sales in the Condensed Consolidated Statements of Operations.

Selling, General and Administrative Expense — Selling, general and administrative expense consists primarily of salaries and benefits for warehouse employees as well as all regional and home office employees, including buying personnel. Selling, general and administrative expenses also include substantially all building and equipment depreciation, research and development expense, bank service charges, utilities, as well as other operating costs incurred to support e-commerce website operations. In accordance with ASC 730-10-25, Research and Development, research and development costs are charged to expense as and when incurred in the development of software products to be sold, leased, or marketed to external parties. Research and development expense incurred was $476 and $476 for the three months ended March 31, 2022 and 2021, respectively.

Advertising Expense — The Company expenses advertising as incurred. Advertising expense was $11,695 and $5,707 for the three months ended March 31, 2022 and 2021, respectively. These costs are included in advertising expense in the Condensed Consolidated Statements of Operations. Included in prepaid expenses and other current assets in the Condensed Consolidated Balance Sheets as of March 31, 2022 and December 31, 2021 are prepayments for future advertising expenses of approximately $1,390 and $78, respectively. In addition, beginning in the first quarter of 2022, the Company started to incur advertising costs related to a television commercial production. In accordance with ASC 720-35, Advertising Costs, the Company has elected to defer production advertising costs for its commercial production activities until first-time the advertisement takes place, while the costs of communicating advertising are expensed as services are received. As the commercial production first aired in March 2022, the costs were both deferred and recognized within the first quarter.

Recently Adopted Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (“ASC 842”), as subsequently amended, which requires a lessee to recognize in its balance sheet an asset and liability for most leases with a term greater than 12 months. These assets, or ROU assets, represent the Company’s right to use an underlying asset for the lease term and the lease liabilities represent the Company’s obligation to make lease payments arising from the lease. In June 2020, the FASB issued Accounting Standards Update No. 2020-5 which deferred the effective date of ASC 842 for privately-held companies. According to the update, the standard is effective for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. In accordance with guidance in Topic 10 of the SEC Division of Corporate Finance’s Financial Reporting Manual, an EGC may elect to comply with new or revised accounting standards as of the effective date for a private company; thus, the Company elected to use the extended transition period for private companies to adopt the standard effective January 1, 2022 using the “modified retrospective transition effective date method” which resulted in a cumulative-effect adjustment to the Condensed Consolidated Balance Sheets at January 1, 2022.

Upon adoption of ASC 842 the Company recognized operating lease ROU assets and operating lease liabilities related to its office leases and fulfillment centers of $11,298 and $11,742, respectively. The difference in the initial operating lease ROU assets and operating lease liabilities balances is $444 related to the de-recognition of existing deferred rent and incentive balances.

The Company elected the “package of practical expedients,” which permitted the Company to not reassess prior conclusions about whether any expired or existing arrangements are or contain a lease, lease classification and the treatment of initial direct costs under the new guidance. The Company did not elect the use-of-hindsight practical expedient.

The Company’s accounting for lessee finance leases remains substantially unchanged from legacy guidance. All prior periods are presented in accordance with legacy guidance for both operating and finance leases. The standard did not have a significant impact on the Company’s Condensed Consolidated Statements of Operations or Statements of Cash Flows.

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes (Topic 740). This standard simplifies the accounting for income taxes by eliminating certain exceptions to the guidance in ASC 740 related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. The standard also simplifies aspects of the accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill. The standard is effective for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022. The Company adopted ASU 2018-15 as of December 31, 2021 on a prospective basis. The adoption of this ASU did not have a material impact on the Company’s Condensed Consolidated Financial Statements.

Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This new guidance will change how entities account for credit impairment for trade and other receivables, as well as for certain financial assets and other instruments. ASU 2016-13 will replace the current “incurred loss” model with an “expected loss” model. Under the “incurred loss” model, a loss (or allowance) is recognized only when an event has occurred (such as a payment delinquency) that causes the entity to believe that a loss is probable (i.e., that it has been “incurred”). Under the “expected loss” model, an entity will recognize a loss (or allowance) upon initial recognition of the asset that reflects all future events that will lead to a loss being realized, regardless of whether it is probable that the future event will occur. The “incurred loss” model considers past events and current conditions, while the “expected loss” model includes expectations for the future which have yet to occur. ASU 2016-13 is effective for private companies beginning after December 15, 2022, including interim periods within those fiscal years. The Company is currently evaluating the impact of adoption of the new standard on the Condensed Consolidated Financial Statements.

BOXED, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

For the years ended December 31, 2021, 2020, and 2019

1.DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business Description — Boxed, Inc. (the “Company”) is an e-commerce retailer and e-commerce enabler. The Company operates an e-commerce retail (“Retail”) service that provides bulk pantry consumables to businesses and household customers within the continental United States. The Company generates net revenue through direct retail sales of third-party and private-labeled goods, which includes all sales generated primarily through the Company’s website, mobile-optimized website, mobile applications, and software and services (“Software & Services”) offerings of its enterprise-level e-commerce platform (collectively, “Platforms”).

Business Combination — On June 13, 2021, the Company (formerly known as Seven Oaks Acquisition Corp.) entered into a definitive agreement (the “Business Combination Agreement”) with two of its wholly-owned subsidiaries and Giddy Inc. (“Old Boxed”). Under the Business Combination Agreement, the Company agreed to acquire all outstanding equity interests of Old Boxed for approximately $550,000,000 in aggregate consideration, which Old Boxed’s stockholders would receive in the form of shares of common stock of the Company (the consummation of the business combination and the other transactions contemplated by the Business Combination Agreement, collectively, the “Business Combination”).

On December 8, 2021, the Company consummated the Business Combination and other transactions (the “Closing”). The following occurred upon the Closing:

●	Old Boxed merged with Blossom Merger Sub, Inc., a wholly-owned subsidiary of the Company, with Old Boxed surviving the merger as a wholly-owned subsidiary of the Company. Immediately following this initial merger, Old Boxed merged with and into Blossom Merger Sub II, LLC, another wholly-owned subsidiary of the Company, with Blossom Merger Sub II, LLC surviving the merger and changing its name to “Boxed LLC.”
●	The Company changed its name from “Seven Oaks Acquisition Corp.” to “Boxed, Inc.” and is referred to herein as “New Boxed,” the “Company,” or the “Post Business Combination Company”. Unless the context otherwise requires, references to “Seven Oaks” herein refer to the Company prior to Closing.
●	Holders of 18,098,335 shares of Seven Oaks Class A common stock sold in its initial public offering exercised their right to have such shares redeemed (the “Redemptions”) for a full pro rata portion of the trust account holding the proceeds from Seven Oak’s initial public offering. The remaining 7,776,665 shares of Seven Oaks Class A common stock were each automatically reclassified into one share of New Boxed common stock.
●	The 6,468,750 shares of Seven Oaks Class B common stock held by Seven Oaks Sponsor LLC (the “Sponsor”) were each automatically reclassified into one share of New Boxed common stock, of which 1,940,625 are subject to vesting under certain conditions (the “Sponsor Earnout Shares”). The Sponsor Earnout Shares will be considered outstanding for legal purposes prior to the achievement of the vesting conditions but will not be considered outstanding for accounting purposes until such vesting conditions are achieved. Refer to Note 15 for detail on the Company’s valuation of these shares.
●	Pursuant to subscription agreements entered into in connection with the Business Combination Agreement (the “Subscription Agreements”), certain investors (the “PIPE Investors”) subscribed to purchase an aggregate of 3,250,000 shares of Class A common stock at $10.00 per share and an aggregate of $87,500,000 in principal amount of convertible notes (the “PIPE Convertible Notes” or “Convertible Notes”) upon consummation of the Business Combination (collectively, the “PIPE Investment”). At Closing, the Company consummated the PIPE Investment and 3,250,000 shares of New Boxed common stock were issued. Refer to Note 5 for terms and details of the PIPE Convertible Notes.
●	After giving effect to the transactions described above, including the Redemptions and the consummation of the PIPE Investment, there were 15,554,790 shares of New Boxed common stock issued and outstanding (excluding the Sponsor Earnout Shares).

Prior to the Closing, on November 28, 2021, Seven Oaks entered into an agreement (the “Forward Purchase Agreement”) with ACM AART VII D LLC (“ACM”) for a cash-settled OTC Equity Prepaid Forward Transaction (the “Forward Purchase Transaction”). Pursuant to the terms of the Forward Purchase Agreement, ACM purchased approximately 6,504,768 shares of Seven Oaks’ Class A common stock (the “Forward Purchase shares”) and, one business day following the closing of the Business Combination, the Company paid out to ACM an amount (such amount, as adjusted under the Forward Purchase Agreement, the “Prepayment Amount”) equal to the redemption price per share multiplied by the number of subject shares on the date of prepayment. The Prepayment Amount of $65,062,414 was paid out of the funds received by the Company from Seven Oaks’ trust account and will be held in deposit account for the benefit of ACM until the “Valuation Date” (the second anniversary of the closing of the Business Combination, subject to certain acceleration provisions). At any time prior to the Valuation Date, ACM may elect an optional early termination to sell some or all of the Forward Purchase shares in the open market. If ACM sells any shares prior to the Valuation Date, a pro-rata portion of the Prepayment Amount will be released from the deposit account and paid to the Company. As of December 31, 2021, ACM has sold 501,109 shares, for which the Company received gross proceeds of $5,012,225. Depending on the manner in which the Forward Purchase Transaction is settled, the Company may never have access to the full remaining Prepayment Amount of $60,050,189. Refer to Note 11 for further detail on the Forward Purchase Agreement and the related settlement scenarios.

As discussed above, a total of 18,098,335 shares of Seven Oaks Class A common stock were presented for redemption in connection with the Business Combination (the “Redemptions”). As a result, there was approximately $77,784,265 remaining in Seven Oaks’ trust account, following Redemptions. Combined with the total PIPE Investment of $120,000,000, comprised of $32,500,000 in equity and $87,500,000 in Convertible Notes, and after deducting combined company transaction fees of $47,667,386, there was approximately $150,116,879 of cash proceeds received by the Company from the transaction. After paying the Prepayment Amount of $65,062,414 on December 9, 2021, the day after the Closing, the Company had $85,054,465 in net proceeds remaining. As discussed above, as of December 31, 2021, $5,012,225 of the amount initially subject to settlement under the Forward Purchase Transaction, has already been recovered by the Company.

The following table illustrates the net proceeds to the Company delivered through the Business Combination.

Cash – Seven Oaks trust and cash, net of Redemptions	$77,784,265
Cash – PIPE Equity	32,500,000
Cash – PIPE Convertible Notes	87,500,000
Gross cash proceeds resulting from the Business Combination	197,784,265
Less: combined company transaction costs	(47,667,386)
Net cash proceeds from the Business Combination	150,116,879
Less: Prepayment Amount pursuant to Forward Purchase Transaction	(65,062,414)
Cash proceeds, net of the Forward Purchase Transaction Prepayment Amount	$85,054,465

Further, the following table reconciles the elements of the Business Combination to the Consolidated Statements of Convertible Preferred Stock and Stockholders’ Deficit to the Consolidated Statement of Cash Flows as well as to the amounts disclosed herein in Note 1.

Cash – Seven Oaks trust and cash, net of Redemptions	$77,784,265
Cash – PIPE Equity	32,500,000
Less: net impact of reverse recapitalization	(38,648,877)
Less: transaction costs reclassed or allocated to equity	(6,212,454)
Reverse recapitalization, net of transaction costs	$65,422,934
Cash – PIPE Convertible Notes	87,500,000
Less: transaction costs allocated to debt	(10,534,127)
Plus: noncash assumed warrant liability in reverse recapitalization	17,228,250
Net cash proceeds from the Business Combination on the Statements of Cash Flows	$159,617,057
Less: transaction costs allocated to derivative instruments and expensed during the year	(9,500,178)
Net cash proceeds from the Business Combination within Note 1	$150,116,879
Less: Prepayment Amount pursuant to Forward Purchase Transaction	(65,062,414)
Cash proceeds, net of the Forward Purchase Transaction Prepayment Amount	$85,054,465

Immediately prior to Closing, each share of Old Boxed convertible preferred stock was converted to common stock based on the applicable conversion rate for each security and then upon Closing converted into the right to receive approximately 0.9498 (the “Exchange Ratio”) shares of New Boxed common stock. Also as a result of the consummation of the Business Combination, each share of Old Boxed common stock was converted into the right to receive approximately 0.9498 shares of New Boxed common stock and each outstanding and unexercised option to purchase Old Boxed common stock, vested or unvested, was assumed and converted into the an option to purchase 0.9498 shares of New Boxed common stock, subject to the same terms and conditions as applied to the underlying options to purchase Old Boxed common stock.

Based on the following factors, the Company determined under the Accounting Standards Codification (“ASC”) 805, Business Combinations, that the Business Combination was a reverse capitalization:

●	Old Boxed stockholders owned approximately 76.7% of the shares in the Post Business Combination Company, and thus had sufficient voting right to exert influence over the Post Business Combination Company.
●	Old Boxed appointed a majority of the Post Business Combination Company’s board of directors and maintained a majority of the composition of management.
●	Old Boxed was the larger entity based on historical revenues and business operations and comprised the ongoing operations of the Post Business Combination Company.
●	The Post Business Combination Company assumed the name “Boxed, Inc.”

In accordance with the guidance applicable to these circumstances, the equity structure has been recast in all comparative periods up to the consummation of Business Combination on December 8, 2021 to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to Old Boxed’s stockholders in connection with the Business Combination. As such, the shares and corresponding capital amounts and earnings per share related to Old Boxed convertible preferred stock and Old Boxed common stock prior to the Business Combination has been retroactively recast as shares reflecting the Exchange Ratio of 0.9498 established in the Business Combination.

The Post Combination Company common stock and warrants commenced trading on the New York Stock Exchange under the symbols “BOXD” and “BOXD WS,” respectively, on December 9, 2021.

COVID-19 — In March 2020, the outbreak of the novel coronavirus (“COVID-19”) was declared a pandemic and resulted in a global slowdown of economic activity. The resulting disruptions have affected Boxed’s business, as well as those of its customers, suppliers, and third-party service providers. The impact of the pandemic on Boxed’s business and actions taken in response to it have had varying effects on the Company’s 2020 and 2021operations. In 2020, higher net sales reflected increased demand for the Company’s household products as more people stayed at home. This was partially offset, however, by decreased demand for discretionary consumer products, delayed procurement, and supply chain disruptions as well as a meaningful decline in the Company’s business-to-business customer base, which consists of SMBs and enterprises, many of whom moved to remote work environments. The environment remained dynamic and rapidly changing throughout 2021, and demand for Boxed’s products and consumer purchasing behavior will continue to evolve as the economy recovers and virus transmission reduces. The Company has considered this impact when developing its estimates and assumptions. Actual results and outcomes may differ from management’s estimates and assumptions.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was enacted to provide certain relief in response to the COVID-19 pandemic. The CARES Act includes numerous tax provisions and other stimulus measures (See Note 8, Income Taxes, for additional information). Among the various provisions in the CARES Act, the Company is utilizing the payroll tax deferrals. The Company did not receive any loans under the CARES Act.

Principles of Consolidation — The accompanying Consolidated Financial Statements of Boxed, Inc. include its wholly owned subsidiaries, Boxed, LLC, BOXED MAX LLC, Jubilant LLC, and Ashbrook Commerce Solutions LLC. Any intercompany accounts and transactions have been eliminated in consolidation.

Basis of Presentation — The Consolidated Financial Statements presented herein are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), as of December 31, 2021 and 2020, and for the years ended December 31, 2021, 2020, and 2019.

Going Concern, Liquidity and Management’s Plan — As of December 31, 2021, the Company had total cash and cash equivalents of $105,027,484, restricted cash of $2,767,471, and an accumulated deficit. In addition, the Company’s net loss and net cash used in operating activities amounted to $(69,222,605) and $(53,468,949), respectively, for the year ended December 31, 2021. As an emerging growth company, the Company is dependent on outside capital to execute its strategy of investing in growth at the expense of short-term profits. As a result, the Company has incurred significant losses and net cash outflows from operating activities since its inception and expects to incur such losses and remain dependent on outside capital for the foreseeable future until such time that the Company can realize its growth strategy by generating profits and reducing its reliance on outside capital. Given the inherent uncertainties associated with executing the Company’s growth strategy, management can provide no assurance that the Company will be able to obtain sufficient outside capital or generate sufficient cash from operations to fund the Company’s obligations as they become due over the next twelve months from the date these Consolidated Financial Statements were issued.

In addition, as disclosed in Note 6, the Company entered into a term loan agreement (the “New Term Loan”) in August 2021 for principal of $45,000,000. The New Term Loan contains a certain number of financial covenants, which requires the Company to (i) maintain minimum unrestricted cash balance of $15,000,000, (ii) maintain minimum net Retail revenue based upon agreed quarterly targets; and (iii) maintain a Retail gross margin percentage of at least 8%. In order to achieve these targets, the Company expects to invest in growth initiatives including substantially increasing its marketing spend, resulting in an increase in cash used in operating activities for the next twelve months.

As of December 31, 2021, the Company was in compliance with the financial covenants required by its New Term Loan. However, the inherent uncertainties described above may impact the Company’s ability to remain in compliance with these covenants over the next twelve months. If the Company breaches its financial covenants and fails to secure a waiver or forbearance from the third-party lender, such breach or failure could accelerate the repayment of the outstanding borrowings under the New Term Loan or the exercise of other rights or remedies the third-party lender may have under applicable law. No assurance can be provided a waiver or forbearance will be granted or the outstanding borrowings under the New Term Loan will be successfully refinanced on terms that are acceptable to the Company.

To date, the Company has raised a substantial amount of capital from outside investors and lenders through the issuance of stock and borrowings, including under our term loans and revolving credit facilities, as well as through the consummation of the Business Combination, and expects this reliance to continue for the foreseeable future. However, as of December 31, 2021, the Company had no additional capital available for borrowing and no firm commitment from current or prospective investors to provide the Company additional capital to fund operations in the foreseeable future. While management believes the Company will be able to obtain additional capital, no assurance can be provided that such capital will be obtained or on terms that are acceptable to the Company. These uncertainties raise substantial doubt about the Company’s ability to continue as a going concern. If management is unsuccessful in securing additional capital and/or executing its strategy of growth whereby the Company realizes profits and generates sufficient cash inflows from operations to fund the Company’s obligations as they become due, management may be required to seek other strategic alternatives such as a further reduction in the Company’s current cost structure, or a recapitalization of the Company’s balance sheet, including related outstanding debt and equity securities.

The accompanying Consolidated Financial Statements have been prepared on the basis that the Company will continue to operate as a going concern, which contemplates that the Company will be able to realize assets and settle liabilities and commitments in the normal course of business for the foreseeable future. Accordingly, the accompanying Consolidated Financial Statements do not include any adjustments that may result from the outcome of these uncertainties.

Estimates — The preparation of the Consolidated Financial Statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include (i) revenue recognition and deferral in accordance with ASC 606 (ii) acquired intangible assets and goodwill (iii) contingent considerations and (iv) the fair values of derivative instruments within the scope of ASC 815. Historically, prior to becoming a public company, significant estimates also included the fair value of stock options. On a regular basis, management reviews its estimates utilizing currently available information, changes in fact and circumstances, historical experience, and reasonable assumptions. After such review, those estimates are adjusted accordingly. Actual results could differ from those estimates.

Segment Information — ASC 280, Segment Reporting, establishes standards for reporting information about operating segments in financial statements. The Company operates as two reportable business segments which offer different products and services:

1)	Retail — This segment engages in the sale of consumer products and goods in bulk sizes to consumers and business in the continental United States.
2)	Software & Services — This segment primarily relates to the Company’s research, development, marketing and production of the Company’s proprietary software for sale to third parties.

See Note 18 for Segment Reporting for the years ended December 31, 2021, 2020, and 2019, respectively.

Cash and Cash Equivalents — The Company considers all highly liquid investments purchased with an original maturity (at the date of purchase) of three months or less to be the equivalent of cash for the purpose of balance sheet presentation. Cash equivalents, which consist primarily of money market accounts, are carried at cost, which approximates market value.

Restricted Cash — The Company’s restricted cash is comprised of cash that is restricted as to withdrawal or use under the terms of certain contractual agreements. Restricted cash as of December 31, 2021 was $2,767,471 and consists of collateral for letters of credit related to the Company’s relationships with certain product vendors, and letters of credit issued in lieu of deposits on certain real estate and facility leases. The Company did not have restricted cash as of December 31, 2020.

Accounts Receivable, Net — Accounts receivable are stated at the amount management expects to collect from outstanding balances. The Company estimates that the allowance for doubtful accounts based on historical losses, existing economic conditions, and other information available at the balance sheet date. Uncollectible accounts are written off against the allowance after all collection efforts have been exhausted.

Accounts receivable includes $2,317,908, $2,705,028, and $2,731,111 of trade receivables as of December 31, 2021, 2020, and 2019, respectively. The Company has recorded an allowance of $95,558, $205,384, and $176,653 as of December 31, 2021, 2020, and 2019, respectively, for doubtful accounts as follows:

For the Year Ended December 31, 2021
Column A	Column B	Column C		Column D	Column E
Additions
Balance at
	beginning of	Charges to cost	Charged to		Balance at end
Description	period	and expenses	other accounts	Deductions	of period
Reserve for doubtful accounts	$205,384	—	—	(109,826)	$95,558

For the Year Ended December 31, 2020
Column A	Column B	Column C		Column D	Column E
Additions
Balance at
	beginning of	Charges to cost	Charged to		Balance at end
Description	period	and expenses	other accounts	Deductions	of period
Reserve for doubtful accounts	$176,653	28,731	—	—	$205,384

For the Year Ended December 31, 2019
Column A	Column B	Column C		Column D	Column E
Additions
Balance at
	beginning of	Charges to cost	Charged to		Balance at end
Description	period	and expenses	other accounts	Deductions	of period
Reserve for doubtful accounts	$141,282	35,371	—	—	$176,653

Fair Value of Financial Instruments — Assets and liabilities are measured at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The three levels of inputs used to measure fair value are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or inputs other than quoted prices that are observable or can be corroborated by observable market data for substantially the full-term of the asset or liability.

Level 3 — Unobservable inputs that are supported by little or no market activity that are significant to the fair value of the asset of liability.

The hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

Concentrations of Risk — Certain financial instruments potentially subject us to concentrations of credit risk. Financial instruments that subject the Company to credit risk consist of cash and cash equivalents and accounts receivable. The Company’s cash balances are primarily on deposit at high credit quality financial institutions. The cash balances in all accounts held at financial institutions are insured up to $250,000 by the Federal Deposit Insurance Corporation (“FDIC”) through December 31, 2021. At times, cash balances may exceed federally insured amounts and potentially subject the Company to a concentration of credit risk. Management believes that no significant concentration of credit risk exists with respect to these cash balances because of its assessment of the creditworthiness and financial viability of the respective financial institutions.

The risk with respect to accounts receivable is managed by the Company through its policy of monitoring the creditworthiness of its customers to which it grants credit terms in the normal course of business. As of December 31, 2021 and 2020, one third party seller accounted for approximately 40.9% and 54.3% of the Company’s outstanding gross receivables, respectively.

Leases — The Company leases its office facilities and fulfillment centers under operating lease agreements. Rent expense under the Company’s operating leases typically provide for fixed, non-contingent rent escalations. Rent expense is recognized on a straight-line basis over the non-cancellable term of each underlying lease. The Company also receives landlord contributions related to certain lease agreements that are recognized as deferred rent within other current liabilities on the Consolidated Balance Sheets and treated as reductions of rental expense on a straight-line basis over the term of the lease. The lease term begins on the date the Company becomes legally obligated for the rent payments or when it takes possession of the leased space, whichever is earlier.

Inventories — Inventories consisting of finished goods are stated at the lower of cost or net realizable value. Inventory costs are determined using the first in, first out method. Inventory costs include price reductions and allowances offered by vendors.

The Company reviews inventories to determine the necessity of write-offs for excess, obsolete, or unsellable inventory. The Company estimates write-offs for inventory obsolescence based on its judgment of future realization. These reviews require the Company to assess customer and market demand. During the year ended December 31, 2021, the Company wrote-down $394,848 of inventory that was estimated to be sold below cost, primarily related to SKUs which were in high demand during the COVID-19 pandemic. There were no material write-offs for the year ended December 31, 2020 and 2019.

Property and Equipment, Net — Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization are provided for using the straight-line method over the estimated useful lives of the assets, which range from 3 – 7 years (see table below). Leasehold improvements are amortized over the shorter of their estimated useful lives or the term of the respective leases. Improvements are capitalized while expenditures for maintenance and repairs are expensed as incurred.

Estimated Useful
Lives
Leasehold improvements	7 years
Warehouse equipment	5 years
Computers and small tools	3 years
Furniture and fixtures	7 years
Capital lease asset	7 years
Software development	4 years

Software Development Costs — The Company classifies software development costs as either internal use software or external use software. The Company accounts for costs incurred to develop internal use software in accordance with ASC 350-40, Internal Use Software. Consequently, the Company capitalizes certain external costs and internal labor-related costs associated with the development of its platforms and internal-use software products after the preliminary project stage is complete and until the software is ready for its intended use. Costs incurred in the preliminary stages of development, after the software is ready for its intended use and for maintenance of internal-use software are expensed as incurred. Upgrades and enhancements are capitalized to the extent they will result in added functionality. Capitalized software costs are included in property and equipment, net within the Consolidated Balance Sheets and are amortized over the remaining useful life of four years.

In accordance with ASC 985-20, Costs of Software to be Sold, Leased or Marketed, the software development costs incurred in the research and development of software products or the software component of products to be sold, leased, or marketed to external users are expensed as incurred until technological feasibility has been established. Technological feasibility is established upon the completion of a working model. Software development costs incurred after the establishment of technological feasibility and until the product is available for general release are capitalized, provided recoverability is reasonably assured. Software development costs, when material, are stated at the lower of unamortized cost or net realizable value. Net realizable value for each software product is assessed based on anticipated profitability applicable to revenues of the related product in future periods. Amortization of capitalized software costs begins when the related product is available for general release to customers and is provided for using the straight-line method over the estimated life of the respective product. Technological feasibility is typically reached shortly before the release of such products and as a result, development costs that meet the criteria for capitalization were not material for the periods presented in this report.

Impairment of Long-Lived Assets — The Company periodically evaluates the need to recognize impairment losses relating to long-lived assets in accordance with ASC 360, Property, Plant, and Equipment. Long-lived assets are evaluated for recoverability whenever events or circumstances indicate that an asset may have been impaired. In evaluating an asset for recoverability, the Company estimates the future cash flows, on an undiscounted basis, expected to result from the use of the asset and eventual disposition. If the sum of the expected future cash flows is less than the carrying amount of the asset, the Company would write the asset down to fair value and record an impairment charge accordingly. As of December 31, 2021 and 2020, respectively, there were no such events or circumstances that indicate a need for such evaluation.

Deferred Contract Costs — The Company defers contract costs when there is a known current obligation that is not yet prepaid. In these instances, the Company records deferred contract costs to recognize the asset in its Consolidated Balance Sheets to offset the Company’s related liability. Deferred contract costs as of December 31, 2021 relate to the asset associated with the Company’s contract with Palantir as described in Note 9 as well as insurance premiums related to becoming a public company. The related liability was recorded to accounts payable for the remaining commitment as of December 31, 2021.

Forward Purchase Receivable and Forward Purchase Option Derivative — The Company recorded a Forward Purchase Receivable on its Consolidated Balance Sheets of $65,062,414 to account for the Prepayment Amount of the Forward Purchase Agreement, as discussed above within the discussion of the Business Combination. The Prepayment Amount will be held in a deposit account until the Valuation Date (the second anniversary of the closing of the Business Combination, subject to certain acceleration provisions). On the Valuation Date, the Company will receive a pro rata portion of the then remaining Prepayment Amount. As of December 31, 2021, there was $60,050,189 remaining as ACM sold 501,109 shares after Closing. Also in connection with the Forward Purchase Agreement, the Company recognized a liability for a freestanding derivative, referred to herein as the “forward purchase option derivative,” on its Consolidated Balance Sheets. Refer to the Business Combination discussion above and Note 11 for further detail.

Intangible Assets and Goodwill — As part of the acquisition of MaxDelivery, LLC, as discussed in Note 10, the Company recorded intangible assets and goodwill on its Consolidated Balance Sheets. The intangible assets acquired relate to MaxDelivery’s customer relationships, trademarks, and internally developed technology which were valued via (i) the multi-period excess-earnings method (ii) relief-from-royalty method and (iii) cost replacement method, respectively, all of which are under the income approach in accordance with ASC 805, Business Combinations. Also in accordance with ASC 805 the Company allocated the purchase price to the assets acquired and liabilities assumed based on their estimated fair values at the acquisition date. Any excess of the purchase price over the fair values of assets acquired, including intangibles and liabilities assumed, was recognized as goodwill. As the Company views MaxDelivery as part of its Retail segment, the goodwill recorded is included within its Retail business unit. The Company’s goodwill will be subject to annual impairment testing.

Debt — The Company defers costs directly associated with acquiring third-party financing. Debt issuance costs related to the Company’s long-term debt, including its PIPE Convertible Notes and New Term Loan (as defined in Note 5 and Note 6, respectively), are recorded as a direct deduction from the carrying amount of the debt. Debt issuance costs were $10,534,127 and $669,677 for the PIPE Convertible Notes and New Term Loan, respectively, for the year ended December 31, 2021. Debt issuance costs prior to the year ended December 31, 2021 were historically immaterial. Interest expense was $2,140,915, $445,846, and $301,155 for the years ended December 31, 2021, 2020, and 2019, respectively.

Equity — Prior to the closing of the Business Combination, the Company’s equity structure consisted of common stock, Series A preferred stock, Series B preferred stock, Series C preferred stock, Series D preferred stock, and Series E preferred stock. The Company analyzed the relevant provisions of ASC 480, Distinguishing Liabilities from Equity, and determined the preferred shares should be recognized as temporary equity. Refer to Note 12 for further detail on historical recognition.

Immediately prior to Closing, all series of Old Boxed preferred stock were converted into Old Boxed common stock based on the applicable conversion rate for each security and then upon Closing converted into the right to receive approximately 0.9498 shares of New Boxed common stock. As of December 31, 2021, the Company no longer has temporary equity on its Consolidated Balance Sheets.

Equity Issuance Costs

Costs incurred in connection with the issuance of the Company’s series preferred stock have historically been recorded as a direct reduction against preferred stock within the Consolidated Balance Sheets.

Additionally, certain transaction costs incurred in connection with the merger that are direct and incremental to the Business Combination, as discussed below, have been recorded as a component of additional paid in capital within the Consolidated Balance Sheets.

Employee Benefit Plan — The Company sponsors a qualified 401(k) defined contribution plan covering eligible employees. Participants may contribute a portion of their annual compensation limited to a maximum annual amount set by the Internal Revenue Service. There were no employer contributions under this plan for the years ended December 31, 2021, 2020, and 2019.

Stock-Based Compensation — The Company measures and records the expense related to stock-based awards based upon the fair value at the date of grant.

Employee stock-based compensation awards are recorded in accordance with ASC Topic 718, Compensation — Stock Compensation (“ASC 718”). ASC 718 requires all stock-based payments to employees to be recognized as expenses in the consolidated Statements of Operations based on their grant date fair values. The Company has granted stock options, restricted stock units, and restricted stock awards. Restricted stock units and awards are determined based on the fair market value of the common stock on the date of the grant.

The use of the Black-Scholes Merton model requires management to make the following assumptions:

Expected Volatility — The Company estimated volatility for option grants by evaluating the average historical volatility of a peer group of companies for the period immediately preceding the option grant for a term that is approximately equal to the options’ expected term.

Expected Term — Derived from the life of the options granted under the option plan and is based on the simplified method which is essentially the weighted average of the vesting period and contractual term.

Risk-Free Interest Rate — The risk-free interest rate is based on the implied yield currently available on U.S. Treasury zero-coupon issues with a term that is equal to the options’ expected term at the grant date.

Dividend Yield — The Company has not declared or paid dividends to date and does not anticipate declaring dividends. As such, the dividend yield has been estimated to be zero.

Prior to becoming a public company, the Company estimated the fair value of common stock. The Board of Directors considered numerous objective and subjective factors to determine the fair value of the Company’s common stock at each meeting in which awards are approved. The factors considered included, but was not limited to: (i) the results of contemporaneous independent third-party valuations of the Company’s common stock; (ii) the prices, rights, preferences, and privileges of the Company’s convertible preferred stock relative to those of its common stock; (iii) the lack of marketability of the Company’s common stock; (iv) actual operating and financial results; (v) current business conditions and projections; (vi) the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company, given prevailing market conditions; and (vii) precedent transactions involving the Company’s shares.

Since the Company’s common shares began trading on the New York Stock Exchange, the Company utilizes the closing share trade price of the Company’s shares as the fair value of the Company’s common stock.

Net Loss Per Share — Basic net loss per common share is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average number of common stock and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share calculation, the convertible preferred stock, common stock warrants, preferred stock warrants, PIPE Convertible Notes, and restricted stock units and common stock options outstanding are considered to be potentially dilutive securities for all periods presented, and as a result, diluted net loss per common share is the same as basic net loss per share for those periods.

Historically, basic and diluted net loss per share attributable to common stockholders was presented in conformity with the two-class method required for participating securities as the convertible preferred stock was considered to be participating securities. The two-class method determines net income (loss) per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income (loss) available to common stockholders for the period to be allocated between common and participating securities based upon their respective rights to share in undistributed earnings as if all income (loss) for the period had been distributed. The Company’s participating securities do not have a contractual obligation to share in the Company’s losses. Accordingly, the Company’s net loss was attributed entirely to common stockholders. As all of the Company’s convertible preferred stock converted to common stock immediately prior to the Closing, the Company is no longer required to present its net loss per share in conformity with the two-class method as it no longer has participating securities.

Income Taxes — In accordance with ASC 740, Income Taxes, the Company applies the guidance accounting for uncertainty in income taxes, which prescribes a recognition threshold and a measurement attribute for the combined balance sheet recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination be taxing authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50% likely of being realized upon the ultimate settlement.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The Company records a valuation allowance to reduce deferred income tax assets to the amount that is more likely than not to be realized.

Revenue Recognition — In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2014-09, Revenue from Contracts with Customers (Topic 606), which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The Company adopted ASU No. 2014-09 and its related amendments (collectively, known as ASC 606, Revenue from Contracts with Customers) effective January 1, 2019, using the modified retrospective approach to all contracts not completed at the date of initial application. Adoption of ASC 606 did not have an impact on the timing of revenue recognition in the Company’s Consolidated Financial Statements. The Company elects to apply the practical expedient to exclude from this disclosure revenue related to performance obligations that are part of a contract whose original expected duration is less than one year. Refer to Note 7 for details about the Company’s revenue streams and respective revenue recognition policies, including remaining performance obligations.

Other Income (Expense), Net — Other income (expense), net, consists primarily of gains (losses) resulting from fair value valuations and adjustments of warrants and derivatives, including the liability-classified warrants, Sponsor Earnout Shares, forward purchase option derivative, contingent consideration related to the MaxDelivery acquisition, and the prior year convertible note embedded derivative.

Customer Incentives — The Company offers its customers various sales incentives including sales discounts, loyalty rewards, and free items with purchases. The Company records a reduction of net revenue at the time the discount is taken and at the time loyalty rewards are earned. Historically loyalty rewards have been immaterial to the Company.

Vendor Rebates — The Company has agreements with its suppliers to receive funds for promotions, volume rebates, and marketing. Amounts earned and due from suppliers under these agreements are included in prepaid expenses and other current assets in the Consolidated Balance Sheets. Vendor rebates received by the Company reduce the carrying cost of inventory and are recognized in cost of sales in the Consolidated Statements of Operations when the related inventory is sold.

Delivery Costs — Outbound shipping and handling costs incurred to deliver merchandise to customers amounted to $26,128,045, $25,275,183, and $26,360,878 for the years ended December 31, 2021, 2020, and 2019, respectively and are included in cost of sales in the Consolidated Statements of Operations.

Cost of Sales — Cost of goods sold consists of the costs of merchandise, expenses for shipping to and from clients and inbound freight, inventory write-offs and changes in the Company’s inventory reserve, payment processing fees, and packaging materials costs, offset by vendor funded promotions and various vendor allowances.

Selling, General and Administrative Expense — Selling, general and administrative expenses consist primarily of salaries and benefits for warehouse employees as well as all regional and home office employees, including buying personnel. Selling, general and administrative expenses also include substantially all building and equipment depreciation, research and development expense, bank service charges, utilities, as well as other operating costs incurred to support e-commerce website operations.

In accordance with ASC 730-10-25, Research and Development, research and development costs are charged to expense as and when incurred in the development of software products to be sold, leased, or marketed to external parties. Research and development expenses incurred were $2,018,564, $2,485,573, and $2,856,051 for the years ended 2021, 2020, and 2019, respectively.

Advertising Expense — The Company expenses advertising as incurred. For the years ended December 31, 2021, 2020 and 2019, the Company expensed $21,959,556, $4,912,269, and $20,703,071, respectively for advertising and marketing activities and such amounts are included in advertising expense in the Consolidated Statements of Operations. Included in prepaid expenses and other current assets in the Consolidated Balance Sheets as of December 31, 2021, 2020, and 2019 are prepayments for future advertising expenses of approximately $78,041, $9,192, and $500,184, respectively.

Transaction Costs — The Company applied the requirements of ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A, Expenses of Offering. The Company incurred $4,829,360 for the year ended December 31, 2021 in advisory, legal, accounting and management fees in conjunction with the Business Combination detailed above, which are included in selling, general and administrative expense in the Consolidated Statements of Operations. Direct and specific incremental transaction costs related to the Business Combination that would not otherwise have been incurred had the transaction not consummated were allocated across the PIPE Equity, PIPE Convertible Notes, and the derivative instruments associated with the transaction. Of the incremental transaction costs of $21,215,856 incurred by Old Boxed, (i) a total of $6,212,454 was treated as a reduction to cash proceeds and deducted from the Company’s additional paid-in capital upon consummation of the Business Combination, including $3,917,093 in costs that were previously deferred (ii) $10,534,127 was allocated to the PIPE Convertible Notes and was treated as debt issuance costs and (iii) $4,469,276 was allocated to the derivative instruments and was recorded within other income (expense), net in the Consolidated Statements of Operations.

Recently Adopted Accounting Pronouncements — In June 2018, the FASB issued Accounting Standards Update ASU 2018-07, Compensation — Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which simplifies the accounting for stock-based payments granted to nonemployees for goods and services. This guidance will better align the treatment of stock-based payments to nonemployees with the requirements for such stock-based payments granted to employees. The new standard is effective for fiscal years beginning after December 15, 2019 for private companies, including interim periods within such fiscal year. The company has adopted this standard effective January 1, 2020 in the preparation of its Consolidated Financial Statements. The impact of adopting this pronouncement was not material.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”), which modifies the existing disclosure requirements for fair value measurements in Topic 820. The new disclosure requirements include disclosure related to changes in unrealized gains or losses included in other comprehensive income (loss) for recurring Level 3 fair value measurements held at the end of each reporting period and the explicit requirement to disclose the range and weighted-average of significant unobservable inputs used for Level 3 fair value measurements. The other provisions of ASU 2018-13 include eliminated and modified disclosure requirements. An entity is permitted to early adopt any removed or modified disclosures upon issuance of ASU 2018-13 and delay adoption of the additional disclosures until their effective date. For all entities, this guidance is required to be adopted for annual periods beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted. The guidance was adopted effective January 1, 2020 and did not have a material impact on the Consolidated Financial Statements and disclosures.

In August 2020, the FASB issued ASU 2020-06 — Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) — Accounting For Convertible Instruments and Contracts in an Entity’s Own Equity. The ASU simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP. Consequently, more convertible debt instruments will be reported as a single liability instrument with no separate accounting for embedded conversion features. The ASU removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for it. The ASU also simplifies the diluted net income per share calculation in certain areas. The Company early adopted this standard in the first quarter of 2021, effective as of January 1, 2021, on a modified retrospective basis. The effect of this standard was not material to the Company’s Consolidated Financial Statements.

In August 2018, the FASB issued ASU 2018-15, Intangibles — Goodwill and Other-Internal-Use Software (Subtopic 35-40) Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract, which aligns the accounting for implementation costs incurred in a hosting arrangement that does not include a license to internal-use software (a cloud computing arrangement) with one that does. The new standard is effective for fiscal years beginning after December 15, 2020 for private companies, and interim periods within fiscal years beginning after December 15, 2021. The guidance was adopted effective December 31, 2021 and did not have a material impact on the Consolidated Financial Statements and disclosures.

Recently Announced Accounting Pronouncements — As an emerging growth company (“EGC”), the Jumpstart Our Business Startup Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act until such time as the Company is no longer considered to be an EGC. Changes to U.S. GAAP are established by the FASB in the form of ASUs to the FASB’s ASC. Management considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are expected to have minimal impact on the financial position or results of operations of the Company.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. This new guidance will change how entities account for credit impairment for trade and other receivables, as well as for certain financial assets and other instruments. ASU 2016-13 will replace the current “incurred loss” model with an “expected loss” model.

Under the “incurred loss” model, a loss (or allowance) is recognized only when an event has occurred (such as a payment delinquency) that causes the entity to believe that a loss is probable (i.e., that it has been “incurred”). Under the “expected loss” model, an entity will recognize a loss (or allowance) upon initial recognition of the asset that reflects all future events that will lead to a loss being realized, regardless of whether it is probable that the future event will occur. The “incurred loss” model considers past events and current conditions, while the “expected loss” model includes expectations for the future which have yet to occur. ASU 2016-13 is effective for private companies beginning after December 15, 2022, including interim periods within those fiscal years. The Company is currently evaluating the impact of adoption of the new standard on the Consolidated Financial Statements.

In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes (“ASC 740”). This standard simplifies the accounting for income taxes by eliminating certain exceptions to the guidance in ASC 740 related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. The standard also simplifies aspects of the accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill. The standard is effective for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company is currently evaluating the effect that implementation of this standard will have on the Company’s Consolidated Financial Statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (“ASC 842”), which requires a lessee to recognize in its balance sheet an asset and liability for most leases with a term greater than 12 months. Lessees should recognize a liability to make lease payments and a right-of-use asset representing the lessee’s right to use the underlying asset for the lease term. On June 3, 2020, the FASB deferred the effective date of ASC 842 for private companies to fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The Company is currently evaluating the impact the adoption of this standard will have on its Consolidated Financial Statements but believes that there will be right of use assets and lease liabilities recognized on the Company’s Consolidated Balance Sheets and an immaterial impact on the Company’s Consolidated Statement of Operations.